UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2005
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         5/13/05
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:           $556,791
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


















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

          Name of          Title of           Value Shrs of  SH/   PUT/ Investme Other
           Issuer           Class    CUSIP   (x1000)PRN AMT  PRN  CALL  DiscretiManagerSole SharedNone

AMERICAN STRATEGIC INC III COM     03009T101    7914  677600              Sole         Sole
AMLI RESIDENTIAL PROPERTIESSH BEN  001735109    6763  246900              Sole         Sole
APARTMENT INVESTMENT MANAGECOM     03748R101   26297  706900              Sole         Sole
ATLANTIC REALTY TRUST      COM     048798102   10803  504088              Sole         Sole
AVALONBAY COMMUNITIES INC  COM     053484101   33992  508180              Sole         Sole
BRE PROPERTIES             COM     05564E106   33461  947900              Sole         Sole
FAIRMONT HOTELS & RESORTS ICOM     305204109   74365 2243961              Sole         Sole
FELCOR LODGING             COM     31430F101   22136 1780859              Sole         Sole
GABLES RESIDENTIAL TRUST   SH BEN  362418105   35126 1054848              Sole         Sole
HIGHWOODS PROPERTIES INC   COM     431284108    3921  146200              Sole         Sole
INTERSTATE HOTELS & RESRTS COM     46088S106   10400 2157676              Sole         Sole
MERISTAR HOSPITALITY       COM     58984Y103    6817  973900              Sole         Sole
POST PROPERTIES INC        COM     737464107   85533 2755579              Sole         Sole
PROLOGIS TR                SH BEN  743410102    7049  190000              Sole         Sole
RECKSON ASSOCIATES REALTY  COM     75621K106   32683 1064600              Sole         Sole
SHURGARD STORAGE CENTERS INCOM     82567D104   82445 2011846              Sole         Sole
SIZELER PROPERTY INVESTORS COM     830137105    3522  296981              Sole         Sole
STRATUS PPTYS INC          COM     863167201    7847  490420              Sole         Sole
SUN COMMUNITIES            COM     866674104   40646 1135371              Sole         Sole
TAUBMAN CENTERS INC        COM     876664103    2078   74900              Sole         Sole
THOMAS PROPERTY GROUP      COM     884453101   22992 1851200              Sole         Sole


